Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000034078 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034078 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034078 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034078 | United States Treasury Notes_3.5__BNY-91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034078 | Ginnie Mae_4.5_Class IX_BNY-38379JGH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034078 | Spain Government Bond_1.45__BNY-BG5Q6H3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034078 | Thailand Government Bond_2.875__BNY-BZ9NTH4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034078 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034078 | Ginnie Mae_4.5__BNY-36179X2J4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034078 | Peru Government Bond_6.35__BNY-QZ7445096
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000034078 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000034078 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034078 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034078 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034078 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034078 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000034078 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000034078 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000034080 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034080 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034080 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034080 | United States Treasury Notes_3.5__BNY-91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034080 | Ginnie Mae_4.5_Class IX_BNY-38379JGH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034080 | Spain Government Bond_1.45__BNY-BG5Q6H3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034080 | Thailand Government Bond_2.875__BNY-BZ9NTH4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034080 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034080 | Ginnie Mae_4.5__BNY-36179X2J4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034080 | Peru Government Bond_6.35__BNY-QZ7445096
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000034080 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000034080 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034080 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034080 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034080 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034080 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000034080 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000034080 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000034081 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034081 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034081 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034081 | United States Treasury Notes_3.5__BNY-91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034081 | Ginnie Mae_4.5_Class IX_BNY-38379JGH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034081 | Spain Government Bond_1.45__BNY-BG5Q6H3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034081 | Thailand Government Bond_2.875__BNY-BZ9NTH4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034081 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034081 | Ginnie Mae_4.5__BNY-36179X2J4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034081 | Peru Government Bond_6.35__BNY-QZ7445096
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000034081 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000034081 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034081 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034081 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034081 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034081 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000034081 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000034081 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000105408 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105408 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000105408 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105408 | United States Treasury Notes_3.5__BNY-91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105408 | Ginnie Mae_4.5_Class IX_BNY-38379JGH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105408 | Spain Government Bond_1.45__BNY-BG5Q6H3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105408 | Thailand Government Bond_2.875__BNY-BZ9NTH4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105408 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105408 | Ginnie Mae_4.5__BNY-36179X2J4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105408 | Peru Government Bond_6.35__BNY-QZ7445096
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105408 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000105408 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105408 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105408 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105408 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000105408 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000105408 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000105408 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000122013 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122013 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122013 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122013 | United States Treasury Notes_3.5__BNY-91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122013 | Ginnie Mae_4.5_Class IX_BNY-38379JGH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122013 | Spain Government Bond_1.45__BNY-BG5Q6H3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122013 | Thailand Government Bond_2.875__BNY-BZ9NTH4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122013 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122013 | Ginnie Mae_4.5__BNY-36179X2J4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122013 | Peru Government Bond_6.35__BNY-QZ7445096
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122013 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000122013 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122013 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122013 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122013 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122013 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000122013 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000122013 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000079030 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079030 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079030 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000079030 | United States Treasury Notes_3.5__BNY-91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079030 | Ginnie Mae_4.5_Class IX_BNY-38379JGH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079030 | Spain Government Bond_1.45__BNY-BG5Q6H3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079030 | Thailand Government Bond_2.875__BNY-BZ9NTH4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079030 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079030 | Ginnie Mae_4.5__BNY-36179X2J4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079030 | Peru Government Bond_6.35__BNY-QZ7445096
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079030 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000079030 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000079030 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079030 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000079030 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000079030 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000079030 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000079030 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000023406 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023406 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023406 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023406 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023406 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023406 | iShares Russell 1000 Value ETF___BNY-464287598
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023406 | Raytheon Technologies Corp.___BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023406 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023406 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023406 | Toronto-Dominion Bank___BNY-2897222
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023406 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023406 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023406 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000023406 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000023406 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023406 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000023406 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000023406 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023406 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023406 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023406 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023406 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023406 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023406 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023406 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023406 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023406 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023406 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023406 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023406 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023406 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023406 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023406 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023406 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023406 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023406 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000023406 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000023408 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023408 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023408 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023408 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023408 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023408 | iShares Russell 1000 Value ETF___BNY-464287598
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023408 | Raytheon Technologies Corp.___BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023408 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023408 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023408 | Toronto-Dominion Bank___BNY-2897222
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023408 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023408 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023408 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000023408 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000023408 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023408 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000023408 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000023408 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023408 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023408 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023408 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023408 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023408 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023408 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023408 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023408 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023408 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023408 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023408 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023408 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023408 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023408 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023408 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023408 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023408 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023408 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000023408 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000023409 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023409 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023409 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023409 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023409 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023409 | iShares Russell 1000 Value ETF___BNY-464287598
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023409 | Raytheon Technologies Corp.___BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023409 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023409 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023409 | Toronto-Dominion Bank___BNY-2897222
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023409 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023409 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023409 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000023409 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000023409 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023409 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000023409 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000023409 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023409 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023409 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023409 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023409 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023409 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023409 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023409 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023409 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023409 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023409 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023409 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023409 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023409 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023409 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023409 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023409 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023409 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023409 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000023409 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000218334 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218334 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218334 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218334 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218334 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218334 | iShares Russell 1000 Value ETF___BNY-464287598
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218334 | Raytheon Technologies Corp.___BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218334 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218334 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218334 | Toronto-Dominion Bank___BNY-2897222
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218334 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218334 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000218334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000218334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000218334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000218334 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000218334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218334 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218334 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218334 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218334 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218334 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218334 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218334 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218334 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218334 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218334 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218334 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218334 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218334 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218334 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000079029 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079029 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000079029 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000079029 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079029 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079029 | iShares Russell 1000 Value ETF___BNY-464287598
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079029 | Raytheon Technologies Corp.___BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000079029 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079029 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079029 | Toronto-Dominion Bank___BNY-2897222
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079029 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079029 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000079029 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000079029 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000079029 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000079029 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000079029 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079029 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079029 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079029 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000079029 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000079029 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079029 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079029 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079029 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000079029 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000079029 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079029 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000079029 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000079029 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079029 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079029 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079029 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079029 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079029 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079029 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000079029 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000107874 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000107874 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000107874 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107874 | iShares MSCI China ETF___BNY-46429B671
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107874 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107874 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107874 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107874 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107874 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107874 | NAVER Corp.___BNY-6560393
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107874 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000107874 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000107874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000107874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000107874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000107874 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107874 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107874 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000107874 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107874 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107874 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107874 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000107874 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107874 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107874 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107874 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107874 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107874 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107874 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000107874 | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000107874 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000107874 | China
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000107874 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000107875 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000107875 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000107875 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107875 | iShares MSCI China ETF___BNY-46429B671
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107875 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107875 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107875 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107875 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107875 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107875 | NAVER Corp.___BNY-6560393
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107875 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000107875 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000107875 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000107875 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000107875 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000107875 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107875 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107875 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000107875 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107875 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107875 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107875 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107875 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107875 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107875 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107875 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000107875 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107875 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107875 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107875 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107875 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107875 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107875 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000107875 | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000107875 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000107875 | China
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000107875 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000105125 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000105125 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105125 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105125 | iShares MSCI China ETF___BNY-46429B671
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105125 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105125 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105125 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105125 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105125 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105125 | NAVER Corp.___BNY-6560393
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105125 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105125 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000105125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000105125 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000105125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105125 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000105125 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000105125 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000105125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105125 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105125 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105125 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105125 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105125 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000105125 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105125 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105125 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105125 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105125 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105125 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105125 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000105125 | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000105125 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000105125 | China
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000105125 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000107876 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000107876 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000107876 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107876 | iShares MSCI China ETF___BNY-46429B671
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107876 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107876 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107876 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107876 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107876 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107876 | NAVER Corp.___BNY-6560393
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107876 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000107876 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000107876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000107876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000107876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000107876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107876 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107876 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000107876 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107876 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107876 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107876 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107876 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107876 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000107876 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107876 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107876 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107876 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107876 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107876 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107876 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000107876 | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000107876 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000107876 | China
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000107876 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000107877 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000107877 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000107877 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107877 | iShares MSCI China ETF___BNY-46429B671
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107877 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107877 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107877 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107877 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107877 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107877 | NAVER Corp.___BNY-6560393
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107877 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000107877 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000107877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000107877 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000107877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000107877 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107877 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107877 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000107877 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107877 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107877 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107877 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107877 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107877 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000107877 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107877 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107877 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107877 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107877 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107877 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107877 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000107877 | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000107877 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000107877 | China
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000107877 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000094856 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094856 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000094856 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000094856 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094856 | LVMH Moet Hennessy Louis Vuitton SE___BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000094856 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000094856 | GSK PLC___BNY-BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000094856 | London Stock Exchange Group PLC___BNY-B0SWJX3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094856 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094856 | AIA Group Ltd.___BNY-B4TX8S1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094856 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094856 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000094856 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000094856 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000094856 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000094856 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000094856 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000094856 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000094856 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094856 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094856 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000094856 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000094856 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094856 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094856 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000094856 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094856 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000094856 | France
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000094856 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000094856 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000094856 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000094856 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000094856 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000094856 | China
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094856 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094856 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023423 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023423 | Klepierre SA___BNY-7582556
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023423 | Bankinter SA___BNY-5474008
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023423 | Mapfre SA___BNY-B1G40S0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023423 | Finning International, Inc.___BNY-2339177
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023423 | Celestica, Inc.___BNY-BSCB6L9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023423 | GEA Group AG___BNY-4557104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023423 | Swissquote Group Holding SA___BNY-B1X3KP7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023423 | Investec PLC - ZAR___BNY-B1DHG40
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023423 | OceanaGold Corp.___BNY-BQXQY26
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023423 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023423 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000023423 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000023423 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000023423 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023423 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023423 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023423 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023423 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023423 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023423 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023423 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000023423 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000023423 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023423 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023423 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023423 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023423 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023423 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023423 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023423 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023423 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000023423 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023423 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023423 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023423 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023423 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023425 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023425 | Klepierre SA___BNY-7582556
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023425 | Bankinter SA___BNY-5474008
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023425 | Mapfre SA___BNY-B1G40S0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023425 | Finning International, Inc.___BNY-2339177
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023425 | Celestica, Inc.___BNY-BSCB6L9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023425 | GEA Group AG___BNY-4557104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023425 | Swissquote Group Holding SA___BNY-B1X3KP7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023425 | Investec PLC - ZAR___BNY-B1DHG40
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023425 | OceanaGold Corp.___BNY-BQXQY26
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023425 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023425 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000023425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000023425 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000023425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023425 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023425 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023425 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023425 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000023425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000023425 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023425 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023425 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023425 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023425 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023425 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023425 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023425 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023425 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000023425 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023425 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023425 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023425 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023425 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023426 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023426 | Klepierre SA___BNY-7582556
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023426 | Bankinter SA___BNY-5474008
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023426 | Mapfre SA___BNY-B1G40S0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023426 | Finning International, Inc.___BNY-2339177
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023426 | Celestica, Inc.___BNY-BSCB6L9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023426 | GEA Group AG___BNY-4557104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023426 | Swissquote Group Holding SA___BNY-B1X3KP7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023426 | Investec PLC - ZAR___BNY-B1DHG40
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023426 | OceanaGold Corp.___BNY-BQXQY26
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023426 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023426 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000023426 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000023426 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000023426 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023426 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023426 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023426 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023426 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023426 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023426 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023426 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000023426 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000023426 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023426 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023426 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023426 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023426 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023426 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023426 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023426 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023426 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000023426 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023426 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023426 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023426 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023426 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241253 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241253 | Klepierre SA___BNY-7582556
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241253 | Bankinter SA___BNY-5474008
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241253 | Mapfre SA___BNY-B1G40S0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241253 | Finning International, Inc.___BNY-2339177
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241253 | Celestica, Inc.___BNY-BSCB6L9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241253 | GEA Group AG___BNY-4557104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241253 | Swissquote Group Holding SA___BNY-B1X3KP7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241253 | Investec PLC - ZAR___BNY-B1DHG40
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241253 | OceanaGold Corp.___BNY-BQXQY26
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241253 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241253 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000241253 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000241253 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000241253 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241253 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241253 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241253 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000241253 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241253 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241253 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241253 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000241253 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241253 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241253 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241253 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241253 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241253 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241253 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241253 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241253 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241253 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000241253 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241253 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241253 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241253 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241253 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059862 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059862 | Klepierre SA___BNY-7582556
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059862 | Bankinter SA___BNY-5474008
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059862 | Mapfre SA___BNY-B1G40S0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059862 | Finning International, Inc.___BNY-2339177
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059862 | Celestica, Inc.___BNY-BSCB6L9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059862 | GEA Group AG___BNY-4557104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059862 | Swissquote Group Holding SA___BNY-B1X3KP7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059862 | Investec PLC - ZAR___BNY-B1DHG40
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059862 | OceanaGold Corp.___BNY-BQXQY26
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059862 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059862 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000059862 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000059862 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000059862 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000059862 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059862 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059862 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000059862 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059862 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059862 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059862 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059862 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000059862 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059862 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059862 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000059862 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059862 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059862 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059862 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059862 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059862 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000059862 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000059862 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000059862 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059862 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059862 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240818 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240818 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240818 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240818 | iShares MSCI China ETF___BNY-46429B671
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240818 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240818 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240818 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240818 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240818 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240818 | NAVER Corp.___BNY-6560393
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240818 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240818 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000240818 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000240818 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000240818 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240818 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000240818 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000240818 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000240818 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240818 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240818 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240818 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000240818 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240818 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240818 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240818 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000240818 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240818 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240818 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240818 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240818 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240818 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240818 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240818 | India
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000240818 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000240818 | China
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000240818 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	22.60%